BUSINESS SEGMENTS (Details) (USD $)	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Net revenue	$ 14,178			$ 14,613
Operating expenses and other	1,776,002	463,059	463,059	3,316,296
Loss from continuing operations	(1,746,660)	(463,059)	(463,059)	(3,316,296)
Property and equipment, net	489,907			489,907	489,907	452,753
Receivables, net	17,316			17,316	17,316
Inventory	62,805			62,805	62,805
Services [Member]
Net revenue	(13,600)
Operating expenses and other	27,000	150,000
Loss from continuing operations	(40,600)	(150,000)
Wholesale Supply
Net revenue	14,178				14,613
Operating expenses and other	18,702				63,982
Loss from continuing operations	(4,524)				(49,369)
Inventory	62,805			62,805	62,805
Real Estate Leasing [Member]
Net revenue	28,764			86,294
Operating expenses and other	91,371		150,000	164,592
Loss from continuing operations	(62,607)		(150,000)	(78,298)
Property and equipment, net	489,907			489,907	489,907
Receivables, net	33,598			33,598	33,598
ACS Corporate [Member]
Operating expenses and other	1,638,929	313,059	313,059		3,006,692
Loss from continuing operations	(1,638,929)	(313,059)	(313,059)		(3,006,692)
Consulting Services
Net revenue					40,000
Operating expenses and other					81,030
Loss from continuing operations					$ (41,030)